Warrant Liabilities (Details) $ / shares in Units, $ in Thousands				1 Months Ended
	Sep. 29, 2021 $ / shares shares	Sep. 28, 2021 $ / shares shares	Jan. 08, 2021 D $ / shares shares	Dec. 31, 2021 USD ($) D $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Jan. 31, 2020 USD ($)
Class of Stock [Line Items]
Exchange ratio	1.0754				1.0754
Warrants (in shares) | shares				1,908,000
Shares issued (in shares) | shares	350,000
IPO | STPC
Class of Stock [Line Items]
Units issued (in shares) | shares			40,250,000
New Benson Hill Common Stock | IPO | STPC
Class of Stock [Line Items]
Shares issued per unit (in shares) | shares			1
Warrants To Purchase Preferred Stock | Series C-1 Preferred Shares
Class of Stock [Line Items]
Warrants issued (in shares) | shares					1,077,000
Warrants To Purchase New Benson Hill Common Stock | New Benson Hill Common Stock
Class of Stock [Line Items]
Warrants (in shares) | shares					1,158,000
Warrant exercise price (in dollars per share) | $ / shares	$ 9.30				$ 3.43
Warrant exercise price (in dollars per share) | $ / shares		$ 10.00
Warrants exchanged for shares (in shares) | shares	242,000
Warrants issued (in shares) | shares		225,000
Warrants to purchase common or Series D preferred stock | New Benson Hill Common Stock
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 10.00
Warrants to purchase common or Series D preferred stock | Series D Preferred Stock
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 4.1416
Warrants For Legacy Benson Hill Common Stock | Legacy Benson Hill Common Stock
Class of Stock [Line Items]
Warrants exchanged for shares (in shares) | shares		325,000
Convertible Notes Payable Warrants
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares				$ 7.86
Aggregate number of shares numerator				$ 3,000
Exercise price premium				10.00%
VWAP days | D				5
Gross proceeds				$ 20,000
Consecutive trading days | D				14
VWAP trading day period | D				14
Fair value of warrants				$ 1,690
Convertible Notes Payable Warrants, second tranche
Class of Stock [Line Items]
Fair value of warrants				$ 423
Public Warrants and Private Placement Warrants
Class of Stock [Line Items]
Trading period after business combination used to measure dilution of warrant | D			10
Public Warrants and Private Placement Warrants | Redemption, stock equals or exceeds $18.00
Class of Stock [Line Items]
Warrant redemption, price per common stock (in dollars per share) | $ / shares			$ 18.00
Trading period after business combination used to measure dilution of warrant | D			20
Number of trading days for determining the share price | D			30
Warrant redemption period			30 days
Public Warrants and Private Placement Warrants | Redemption, stock equals or exceeds $10.00
Class of Stock [Line Items]
Warrant redemption, price per common stock (in dollars per share) | $ / shares			$ 10.00
Number of days of notice to be given for the redemption of warrants			30 days
Trading period after business combination used to measure dilution of warrant | D			20
Number of trading days for determining the share price | D			30
Warrant exercisable redemption period			90 days
Number of days prior to the date of notifying the warrant holders for determining the total trading period			3 days
Public Warrants and Private Placement Warrants | New Benson Hill Common Stock | Maximum
Class of Stock [Line Items]
Shares of common stock per warrant (in shares) | shares			0.361
Public Warrants and Private Placement Warrants | New Benson Hill Common Stock | Redemption, stock equals or exceeds $10.00
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares			$ 0.01
Public Warrants
Class of Stock [Line Items]
Warrants (in shares) | shares		10,063,000
Warrants term			5 years
Public Warrants | New Benson Hill Common Stock
Class of Stock [Line Items]
Warrant exercise price (in dollars per share) | $ / shares			$ 11.50
Public Warrants | New Benson Hill Common Stock | IPO | STPC
Class of Stock [Line Items]
Warrants (in shares) | shares			10,063,000
Private Placement Warrants
Class of Stock [Line Items]
Warrants (in shares) | shares		6,553,000
Private Placement Warrants | Redemption, stock equals or exceeds $10.00
Class of Stock [Line Items]
Warrant redemption, price per common stock (in dollars per share) | $ / shares			$ 0.01
Convertible notes payable
Class of Stock [Line Items]
VWAP days | D				5
Loan and Security Agreement | Notes Payable
Class of Stock [Line Items]
Aggregate principal amount					$ 20,000	$ 20,000
Available borrowing						20,000	$ 20,000
Loan and Security Agreement | Notes Payable | Warrants To Purchase New Benson Hill Common Stock | New Benson Hill Common Stock
Class of Stock [Line Items]
Warrant liabilities					3,332
Loan and Security Agreement | Notes Payable | Warrants to purchase common or Series D preferred stock | Common stock, Series D preferred shares, or any subsequent preferred shares
Class of Stock [Line Items]
Warrant liabilities						3,523
Loan and Security Agreement, second tranche | Notes Payable
Class of Stock [Line Items]
Available borrowing					15,000
Loan and Security Agreement, second tranche | Notes Payable | Warrants To Purchase New Benson Hill Common Stock | New Benson Hill Common Stock
Class of Stock [Line Items]
Warrant liabilities					$ 1,248
New Loan and Security Agreement, remaining commitment | Notes Payable
Class of Stock [Line Items]
Warrant liabilities						1,028
Convertible Loan and Security Agreement | Convertible notes payable
Class of Stock [Line Items]
Available borrowing				$ 80,000
New Loan and Security Agreement | Notes Payable
Class of Stock [Line Items]
Aggregate principal amount						20,000
Available borrowing						$ 20,000
Convertible Loan and Security Agreement, second tranche | Convertible notes payable
Class of Stock [Line Items]
Available borrowing				$ 20,000